Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 10 — NOTES PAYABLE

On May 3, 2024, upon closing of the acquisition of Nogin, Nogin entered into a secured convertible promissory note agreement with a principal amount of $15,000 with an annual interest rate of 10.00% and a maturity date of May 3, 2027. As of December 31, 2024, the outstanding balance for the secured convertible promissory note payable was $15,000. On March 31, 2025, the Company signed a Deed of ABC, and the $15,000 convertible note was no longer an obligation of the Company. Interest expense on the secured convertible promissory note was $360 during the three months ended September 30, 2024, and $386 and $602 during the nine months ended September 30, 2025 and 2024, respectively.

Notes payable as of December 31, 2024 also included $12,408 related to deferred cash consideration owed to the sellers of FocalPoint. The deferred cash consideration was paid in full in January 2025. Interest expense was $145 during the three months ended September 30, 2024, and $30 and $433 during the nine months ended September 30, 2025 and 2024, respectively.

NOTE 12 — NOTES PAYABLE

As of December 31, 2024 and 2023, the outstanding balance for the other notes payable was $28,021 and $19,391, respectively. On May 3, 2024, upon closing of the acquisition of Nogin, Nogin entered into a secured convertible promissory note agreement with a principal amount of $15,000 with an annual interest rate of 10.0% and a maturity date of May 3, 2027. As discussed on Note 25 — Subsequent Events on March 31, 2025, the Company signed a Deed of Assignment for the Benefit of Creditors and the convertible note in the amount of $15,000 is no longer an obligation of the Company. Of the remaining notes payable, $12,408 related to deferred cash consideration owed to the sellers of FocalPoint and was paid in full in January 2025. Interest expense was $1,640 and $609 during the years ended December 31, 2024 and 2023, respectively.